Loans and Financing - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 17,242,571	$ 19,107,567
2025 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment		171,228
2026 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	37,853	18,998
2027 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	1,008,400	1,193,540
2028 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	982,940	1,102,778
2029 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	705,753	34,417
2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	1,365,829
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 13,141,796	$ 16,586,606